Share and Other Capital	9 Months Ended
Sep. 30, 2019
Share And Other Capital
Share and Other Capital

11	Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants (note 9) to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares.

In April 2019, there were 87,850 stock options, 23,000 deferred share units and 87,700 warrants exercised for gross proceeds of $314 with 191,650 common shares issued. In September 2019, 53,000 deferred share units were exercised with 37,100 common shares being issued.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as general and administrative expenses in its consolidated statements of comprehensive income (loss).

Long-term incentive plan

The following tables summarizes the activity under the LTIP and the Stock Option Plan:

	Nine months ended		Year ended
	September 30, 2019		December 31, 2018
US dollar-denominated stock options and DSU	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the period	888,816	3.66	712,415	4.66
Granted	175,000	3.01	426,000	1.74
Exercised	(163,850)	2.42	—	—
Forfeited	(6,000)	13.63	(249,599)	3.23
Balance – End of period	893,966	3.69	888,816	3.66

	Nine months ended		Year ended
	September 30, 2019		December 31, 2018
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the period	869	743.56	1,503	605.84
Forfeited	—	—	(104)	668.65
Expired	—	—	(530)	367.70
Balance – End of the period	869	743.56	869	743.56

Mr. Ernst did not stand for re-election at the Company’s May 8, 2019 annual and special meeting of shareholders and at such time his outstanding stock options and DSUs became exercisable. As of the date hereof, the underlying common shares have not been issued.